                                                  Filed pursuant to Rule 497(e)
                                                     Registration Nos. 33-25716
                                                                       811-5697


                                   [GRAPHIC]

                                 DEM EQUITY FUND
                                 DEM INDEX FUND
                           DEM MULTI-MANAGER BOND FUND
                          DEM MULTI-MANAGER EQUITY FUND

                              INSTITUTIONAL SHARES

                          Supplement dated June 5, 2000
                    to the Prospectus dated February 29, 2000

THE INFORMATION SET FORTH UNDER THE CAPTION "DEM EQUITY FUND - PRINCIPAL INVESTMENT STRATEGY" IS REVISED BY DELETING SUCH INFORMATION IN ITS ENTIRETY AND INSERTING IN LIEU THEREOF THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGY

     The fund invests in DEM Companies that it believes are best positioned for growth. The universe of DEM Companies includes approximately 200 companies with market capitalizations that range from micro-cap to large-cap; however, DEM Companies are predominantly small-cap and micro-cap companies. The fund selects its investments based on its growth objective and its experience and familiarity with this limited universe of companies without regard to market capitalization. Accordingly, the median or average market capitalization of the companies the fund includes in its portfolio can be expected to vary and may not reflect the average or median market capitalization of the universe of DEM Companies.

THE INFORMATION SET FORTH UNDER THE CAPTION "DEM EQUITY FUND - FEES AND EXPENSES" IS REVISED BY DELETING SUCH INFORMATION IN ITS ENTIRETY AND INSERTING IN LIEU THEREOF THE FOLLOWING:

FEES AND EXPENSES

     The following table describes the fees and expenses you would pay if you buy and hold shares of the fund. The expenses shown and fees set forth in the table are for the fiscal year ended October 31, 1999.

ANNUAL FUND OPERATING EXPENSES

-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering              -0-%
price)
Maximum Deferred Sales Charge (Load)                                                       -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other                      -0-%
Distributions
Redemption Fee(1)                                                                          -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee                                                                             .90%
Distribution (12b-1) Fee                                                                   .25%
Other Expenses(2)                                                                         1.85%
Total Annual Fund Operating Expenses(2)                                                   3.00%
Expense Reimbursement                                                                   (1.75)%
Net Expenses                                                                              1.25%
-----------------------------------------------------------------------------------------------

---------------------
(1)  The fund imposes a $9.00 charge only on redemptions by wire transfer.

(2) CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.

     Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

                    -------------------------------------------
                              INSTITUTIONAL SHARES
                    1 Year*              $127
                    3 Years*             $397
                    5 Years*             $686
                    10 Years*            $1,511
                    -------------------------------------------

----------------------
* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional shares to 1.25% of average daily net assets until at least December 31, 2009.


THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

THE INFORMATION SET FORTH UNDER THE CAPTION "DEM INDEX FUND - FEES AND EXPENSES" IS REVISED BY DELETING SUCH INFORMATION IN ITS ENTIRETY AND INSERTING IN LIEU THEREOF THE FOLLOWING:

FEES AND EXPENSES

     The following table describes the fees and expenses you would pay if you buy and hold shares of the fund. The expenses shown and fees set forth in the table are for the fiscal year ended October 31, 1999.

ANNUAL FUND OPERATING EXPENSES

-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering              -0-%
price)
Maximum Deferred Sales Charge (Load)                                                       -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other                      -0-%
Distributions
Redemption Fee(1)                                                                          -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee                                                                             .90%
Distribution (12b-1) Fee                                                                   .25%
Other Expenses(2)                                                                       130.91%
Total Annual Fund Operating Expenses(2)                                                 132.06%
Expense Reimbursement                                                                 (130.06)%
Net Expenses                                                                              2.00%
-----------------------------------------------------------------------------------------------

--------------------
(1) The fund imposes a $9.00 charge only on redemptions by wire transfer.

(2) CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets effective March 17, 2000 until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.

     Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

                    -------------------------------------------
                              INSTITUTIONAL SHARES
                    1 Year*              $203
                    3 Years*             $627
                    5 Years*             $1,078
                    10 Years*            $2,327
                    -------------------------------------------

-------------------
* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional shares to 2.00% of average daily net assets until at least December 31, 2009.


THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and the stylized C-Eagle Logo-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- DEM Index-TM- and DEM Multi-Manager-TM- are trademarks of Nathan A. Chapman, Jr.